Subsequent events (Details) (USD $) In Millions, unless otherwise specified	Jul. 12, 2012 Oil and natural gas properties located in Glasscock County, Texas	Jun. 30, 2012 Natural gas derivatives	Dec. 31, 2011 Natural gas derivatives	Dec. 31, 2010 Natural gas derivatives	Jun. 30, 2012 Subsequent events Commodity derivatives	Dec. 31, 2011 Subsequent events Commodity derivatives	Jun. 30, 2012 Subsequent events Natural gas derivatives January 2013 - December 2013 Collars USDperunit MMBTU	Jun. 30, 2012 Subsequent events Natural gas derivatives January 2014 - December 2014 Collars USDperunit MMBTU	Jun. 30, 2012 Subsequent events Natural gas derivatives January 2015 - December 2015 Collars MMBTU USDperunit
Subsequent events
Contract price	$ 20.5
Deferred premium liability		$ 3.9	$ 5.4	$ 4.9	$ 4.2	$ 1.3
Aggregate volumes (in Bbls)							8,760,000	11,160,000	15,480,000
Floor price (in dollars per unit)							3.00	3.00	3.00
Ceiling price (in dollars per unit)							5.00	5.50	6.00